Segment and Geographical Information (Revenue by Country) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue	$ 57,277	$ 47,143
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	26,172	23,485
United States [Member]
Segment Reporting Information [Line Items]
Revenue	19,494	17,313
Other [Member]
Segment Reporting Information [Line Items]
Revenue	$ 11,611	$ 6,345